Earnings/(loss) per share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Earnings/(loss) per share
(Loss)/profit from continuing operations for the period attributable to equity holders of the Parent Company	$ 432,200	$ (5,692,847)
Weighted average number of ordinary shares outstanding during the period	9,964,344	8,528,466
Profit/(loss) per share attributable to equity holders of the Parent Company from continuing operations - basic	$ 0.04	$ (0.67)
Profit / (Loss) per share attributable to equity holders of the Parent Company - basic	$ 0.04	$ (0.67)
Weighted average number of ordinary shares outstanding during the period adjusted for the effect of dilution	10,218,200	8,528,466
Profit/(loss) per share attributable to equity holders of the Parent Company from continuing operations - diluted	$ 0.04	$ (0.67)
Profit/(loss) per share attributable to equity holders of the Parent Company - basic	0.04	(0.67)
Profit/(loss) per share attributable to equity holders of the Parent Company - Diluted	$ 0.04	$ (0.67)